UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/11

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    10 February 2012
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		137

Form 13F Information Table Value Total:	              $354,319   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      399 33684.000SH       Sole                33684.000
AT&T Corp.                     COM              00206r102     2115 69953.356SH       Sole                69953.356
Abbott Laboratories            COM              002824100     1291 22954.000SH       Sole                22954.000
Access Plans Inc.              COM              00434j104       56 21000.000SH       Sole                21000.000
Allergan, Inc.                 COM              018490102      246 2800.000 SH       Sole                 2800.000
Altria Group, Inc.             COM              718154107     2385 80424.000SH       Sole                80424.000
AmeriGas Partners LP           COM              030975106     1224 26650.000SH       Sole                26650.000
American Electric Power        COM              025537101      409 9910.000 SH       Sole                 9910.000
American Express               COM              025816109      710 15057.994SH       Sole                15057.994
American Natl Ins Co.          COM              028591105     5448 74605.699SH       Sole                74605.699
Anadarko Petroleum Corp.       COM              032511107      218 2852.000 SH       Sole                 2852.000
Apache Corp                    COM              037411105      734 8100.000 SH       Sole                 8100.000
Apollo Investment Corp         COM              03761U106      108 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100     1109 2739.000 SH       Sole                 2739.000
BB&T Corporation               COM              054937107     2043 81150.000SH       Sole                81150.000
Bank of America                COM              060505104      453 81413.667SH       Sole                81413.667
Barrick Gold Corp              COM              067901108    10747 237505.000SH      Sole               237505.000
Baxter Intl. Inc.              COM              071813109      211 4270.000 SH       Sole                 4270.000
Baytex Energy Trust            COM              071813109      279 5000.000 SH       Sole                 5000.000
Becton Dickinson & Company     COM              075887109      282 3778.000 SH       Sole                 3778.000
Berkshire Hathaway Class B     COM              084670702    12478 163533.000SH      Sole               163533.000
BlackRock Ecosolutions Investm COM              092546100      278 35500.000SH       Sole                35500.000
Blue Gem Enterprise            COM              09548T106        1 243851.000SH      Sole               243851.000
Boeing                         COM              097023105      776 10575.000SH       Sole                10575.000
Bristol Myers Squibb           COM              110122108     8168 231783.000SH      Sole               231783.000
CIGNA Corporation              COM              125509109      210 5000.000 SH       Sole                 5000.000
Canadian National Railway Co   COM              136375102      444 5650.000 SH       Sole                 5650.000
Caterpillar Inc Del Com        COM              149123101    10934 120688.000SH      Sole               120688.000
Central Fund of Canada Limited COM              153501101      789 40250.000SH       Sole                40250.000
Chevron Texaco                 COM              166764100     3439 32323.000SH       Sole                32323.000
Church & Dwight Co Inc         COM              171340102      252 5500.000 SH       Sole                 5500.000
Claymore/BNY BRIC              COM              18383M100      272 7775.000 SH       Sole                 7775.000
Coca Cola                      COM              191216100     6484 92674.965SH       Sole                92674.965
Colgate Palmolive              COM              194162103      857 9280.000 SH       Sole                 9280.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    12626 173261.000SH      Sole               173261.000
Constellation Brands           COM              21036P108      496 24000.000SH       Sole                24000.000
Csx Corporation                COM              126408103     1674 79504.000SH       Sole                79504.000
Deere & Company                COM              244199105     2179 28176.000SH       Sole                28176.000
Diageo PLC New ADR             COM              25243Q205      448 5128.000 SH       Sole                 5128.000
Duke Energy Corp.              COM              26441c105     8248 374924.000SH      Sole               374924.000
E I Dupont De Nemour           COM              263534109     1529 33403.765SH       Sole                33403.765
EMC Corporation                COM              268648102     1973 91594.000SH       Sole                91594.000
Emerson Electric               COM              291011104    11331 243214.000SH      Sole               243214.000
Express Scripts, Inc           COM              302182100     6162 137875.000SH      Sole               137875.000
Exxon Mobil Corp               COM              30231g102     9570 112901.179SH      Sole               112901.179
Federal Mogul Corporation      COM              313549107        0 50000.000SH       Sole                50000.000
Flowers Foods, Inc.            COM              343496105      636 33502.000SH       Sole                33502.000
Freeport-McMoRan Copper & Gold COM              35671D857     3123 84886.000SH       Sole                84886.000
Genco Shipping                 COM              Y2685T107      245 36225.000SH       Sole                36225.000
General Dynamics               COM              369550108     5088 76620.000SH       Sole                76620.000
General Electric               COM              369604103     8990 501950.000SH      Sole               501950.000
General Mills                  COM              370334104     1374 34008.008SH       Sole                34008.008
General Signal Corp.           COM              367220100        2 10000.000SH       Sole                10000.000
Genuine Parts                  COM              372460105      251 4100.000 SH       Sole                 4100.000
H J Heinz                      COM              423074103     6177 114299.609SH      Sole               114299.609
HEICO Corp.                    COM              422806109     2058 35199.000SH       Sole                35199.000
Hawaiian Electric Ind.         COM              419870100     2504 94559.000SH       Sole                94559.000
Home Depot                     COM              437076102     1511 35938.000SH       Sole                35938.000
Honeywell Inc.                 COM              438516106     1664 30620.000SH       Sole                30620.000
Hospital Corp Of America       COM              422915108      225 10216.000SH       Sole                10216.000
Illinois Tool Works, Inc.      COM              452308109      803 17200.000SH       Sole                17200.000
InVivo Therapeutics Holdings C COM              46186M100       27 10000.000SH       Sole                10000.000
Intel Corporation              COM              458140100     5522 227718.642SH      Sole               227718.642
International Business Machine COM              459200101     8538 46431.634SH       Sole                46431.634
Ireland, Inc.                  COM              46267t206       10 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100      850 25565.000SH       Sole                25565.000
Johnson & Johnson              COM              478160104    16236 247573.149SH      Sole               247573.149
Johnson Controls               COM              478366107     3829 122495.000SH      Sole               122495.000
Kinder Morgan Energy Partners  COM              494550106     2797 32925.000SH       Sole                32925.000
Kraft Foods, Inc.              COM              50075n104     2746 73513.000SH       Sole                73513.000
Lowe's Companies, Inc.         COM              548661107      213 8400.000 SH       Sole                 8400.000
McDonald's Corp.               COM              580135101    12550 125088.439SH      Sole               125088.439
Medgenics, Inc.                COM              58436Q203       24 10000.000SH       Sole                10000.000
Merck & Co. Inc.               COM              589331107      781 20715.000SH       Sole                20715.000
Microsoft Corporation          COM              594918104     3601 138718.968SH      Sole               138718.968
Minnesota Mining Mfg           COM              88579y101     6033 73818.000SH       Sole                73818.000
Monsanto Company               COM              61166W101      991 14140.000SH       Sole                14140.000
National Retail Properties, In COM              202218103      268 10150.000SH       Sole                10150.000
NextEra Energy, Inc.           COM              65339F101      206 3390.000 SH       Sole                 3390.000
Nike Inc Cl B                  COM              654106103     1588 16475.000SH       Sole                16475.000
Nordstrom, Inc.                COM              655664100     1561 31400.000SH       Sole                31400.000
Norfolk Southern Corp.         COM              655844108      306 4200.000 SH       Sole                 4200.000
Occidental Petroleum           COM              674599105     1548 16522.000SH       Sole                16522.000
Oracle Corporation             COM              68389X105     2445 95313.000SH       Sole                95313.000
P P G Industries Inc.          COM              693506107      200 2400.000 SH       Sole                 2400.000
PROLOR Biotech, Inc.           COM              74344F106      196 45950.000SH       Sole                45950.000
Patriot Transportation Holding COM              70337B102     5485 252768.000SH      Sole               252768.000
Penn West Energy Trust         COM              707885109      309 15600.000SH       Sole                15600.000
Pepsico Inc.                   COM              713448108    11139 167880.590SH      Sole               167880.590
Pfizer                         COM              717081103     3398 157039.000SH      Sole               157039.000
Philip Morris International    COM              718172109     4368 55661.000SH       Sole                55661.000
Piedmont Natural Gas Co.       COM              720186105     2564 75450.000SH       Sole                75450.000
Pioneer Natural Resources      COM              723787107      415 4642.000 SH       Sole                 4642.000
Potash Corp. of Saskatchewan,  COM              73755L107      589 14274.000SH       Sole                14274.000
Procter & Gamble               COM              742718109    11610 174032.000SH      Sole               174032.000
Qualcomm Inc.                  COM              747525103      208 3800.000 SH       Sole                 3800.000
Regency Centers Corporation    COM              758939102      396 10520.000SH       Sole                10520.000
Regions Financial Corp.        COM              7591ep100       73 16911.000SH       Sole                16911.000
Royal Dutch Petroleum          COM              780257804     1550 21213.000SH       Sole                21213.000
S&P 400 MidCap SPDRs           COM              78467Y107     5777 36224.000SH       Sole                36224.000
Schlumberger Limited           COM              806857108     1780 26060.000SH       Sole                26060.000
Southern Company               COM              842587107    12678 273880.000SH      Sole               273880.000
Spectra Energy Corp.           COM              847560109     5367 174534.000SH      Sole               174534.000
St Jude Medical Inc            COM              790849103      542 15800.000SH       Sole                15800.000
Stryker Corp Com               COM              863667101      448 9004.000 SH       Sole                 9004.000
Sysco Corporation              COM              871829107      466 15905.000SH       Sole                15905.000
Target Inc.                    COM              87612E106      511 9975.000 SH       Sole                 9975.000
Teva Pharmaceutical Industries COM              881624209      230 5700.000 SH       Sole                 5700.000
Thermoenergy Corp.             COM              883906406        9 49000.000SH       Sole                49000.000
Tidewater Inc.                 COM              886423102      518 10500.000SH       Sole                10500.000
Total Fina SA ADR              COM              89151E109      204 4000.000 SH       Sole                 4000.000
United Technologies Corp.      COM              913017109     2266 31006.000SH       Sole                31006.000
Vanguard Index Small-Cap Growt COM              922908595      412 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      812 12950.000SH       Sole                12950.000
Vanguard Mid-Cap VIPERs        COM              922908629      626 8700.000 SH       Sole                 8700.000
Verizon Communications         COM              92343V104     2957 73698.503SH       Sole                73698.503
Vodafone Corp.                 COM              92857w209     1845 65837.000SH       Sole                65837.000
Vulcan Materials Company       COM              929160109     5430 137983.000SH      Sole               137983.000
Wal-Mart Stores                COM              931142103     1215 20323.000SH       Sole                20323.000
Walgreen Co                    COM              931422109      347 10485.000SH       Sole                10485.000
Walt Disney                    COM              254687106     1500 39987.000SH       Sole                39987.000
Wealth Minerals LTD F          COM              946885100       13 102000.000SH      Sole               102000.000
WellPoint Inc.                 COM              94973V107      994 15000.000SH       Sole                15000.000
Wells Fargo & Co.              COM              949746101     4985 180866.961SH      Sole               180866.961
Weyerhaeuser Co.               COM              962166104     3313 177467.000SH      Sole               177467.000
Yum! Brands, Inc.              COM              895953107      512 8682.895 SH       Sole                 8682.895
iShares MSCI Emerg Mkts Index  COM              464287234      625 16485.000SH       Sole                16485.000
Alabama Power 5.20% Div Qualif PFD              010392595      410    15700 SH       Sole                    15700
Goldman Sachs Group 6.20% Div. PFD              38144x500     1460    60800 SH       Sole                    60800
Goldman Sachs Group Floating R PFD              38143Y665     3181   190800 SH       Sole                   190800
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      358    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124g104      249     9600 SH       Sole                     9600
JPM Chase Series S 6.625%      PFD              48123a207     1010    40050 SH       Sole                    40050
Metlife Inc. Floating Rate     PFD              59156R504     7544   342908 SH       Sole                   342908
Wells Fargo Cap XII  7.875%    PFD              94985V202     1558    59950 SH       Sole                    59950
AGIC Convertible & Income Fund                  65370F101      259    30650 SH       Sole                    30650
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